Related Party Transactions (Details) - Schedule of Other Payables - Related Party - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Payables - Related Party [Line Items]
Other payables & related party	$ 761,197	$ 580,000
Wei Zhang [Member]
Schedule of Other Payables - Related Party [Line Items]
Relationship	Chairman of the Board and Director of the Company
Nature	Interest-free loan, due on demand
Other payables & related party	$ 198,110
Hui Xu [Member]
Schedule of Other Payables - Related Party [Line Items]
Relationship	General Manager of CACM
Nature	Interest-free loan, due on demand
Other payables & related party	$ 560,000	580,000
Louis Luo [Member]
Schedule of Other Payables - Related Party [Line Items]
Relationship	Director and Chief Executive Officer of the Company
Nature	Interest-free loan, due on demand
Other payables & related party	$ 3,087